UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06196 and 811-21298

Name of Fund: BIF Treasury Fund and Master Treasury LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Treasury Fund and Master Treasury LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2017

Date of reporting period: 06/30/2016

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2016 (Unaudited)	BIF Treasury Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Treasury LLC	$1,269,940,773
Total Investments (Cost — $1,269,940,773) — 100.0%	1,269,940,773
Liabilities in Excess of Other Assets — (0.0)%	(162,531)

Net Assets — 100.0%	$1,269,778,242

BIF Treasury Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Treasury LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2016, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,269,940,773 and 55.3%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2016, there were no transfers between levels.

BIF TREASURY FUND	JUNE 30, 2016	1

Schedule of Investments June 30, 2016 (Unaudited)	Master Treasury LLC (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.19% - 0.21%, 7/07/16	$54,705	$54,702,977
0.21% - 0.51%, 7/14/16	192,410	192,388,919
0.22% - 0.25%, 7/21/16	472,625	472,556,875
0.25% - 0.26%, 7/28/16	132,000	131,973,796
0.20% - 0.47%, 8/04/16	58,980	58,958,930
0.28%, 8/18/16	75,000	74,971,927
0.46% - 0.47%, 8/25/16	63,000	62,955,159
0.27% - 0.49%, 9/01/16	78,540	78,491,266
0.48%, 9/08/16	25,000	24,986,146
0.27% - 0.52%, 9/15/16	42,000	41,969,585
0.23% - 0.48%, 9/29/16	102,080	102,003,031
0.39%, 11/17/16	15,000	14,977,396
0.44%, 12/08/16	17,000	16,967,308
0.41%, 12/22/16	38,000	37,926,111
0.65%, 3/02/17	10,480	10,434,354
0.62%, 4/27/17	13,500	13,431,711
U.S. Treasury Notes:
0.30% - 0.44%, 7/31/16	97,425	97,544,112
0.28% - 0.32%, 8/15/16	153,050	153,881,626
0.33%, 8/31/16	70,965	71,284,035
0.30% - 0.31%, 9/30/16	241,100	241,725,123
0.37%, 10/31/16 (b)	10,000	9,998,055

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
0.40%, 10/31/16	$38,000	$38,348,046
0.53%, 11/30/16	14,000	14,020,215
0.42%, 1/15/17	6,675	6,686,748
0.34%, 1/31/17 (b)	15,013	15,013,179
0.47%, 3/15/17	4,500	4,508,775
0.33%, 4/30/17 (b)	57,065	57,048,151
0.63%, 5/15/17	11,055	11,427,677
0.38%, 7/31/17 (b)	40,000	39,977,178
0.39%, 10/31/17 (b)	47,527	47,506,624
0.49%, 1/31/18 (b)	50,445	50,450,321
0.45%, 4/30/18 (b)	42,375	42,378,165
Total Investments (Cost — $2,291,493,521*) — 99.7%		2,291,493,521
Other Assets Less Liabilities — 0.3%		6,441,097

Net Assets — 100.0%		$2,297,934,618

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

MASTER TREASURY LLC	JUNE 30, 2016	1

Schedule of Investments (concluded)	Master Treasury LLC

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following tables summarize the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$2,291,493,521	—	$2,291,493,521

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $716,803 is categorzed as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2016, there were no transfers between levels.

2	MASTER TREASURY LLC	JUNE 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Treasury Fund and Master Treasury LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer)
of BIF Treasury Fund and Master Treasury LLC

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer)
of BIF Treasury Fund and Master Treasury LLC

Date:	August 24, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer)
of BIF Treasury Fund and Master Treasury LLC

Date:	August 24, 2016